Fair Value of Financial Instruments (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
Note 6 - Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, warrants, and contingent consideration.

Pursuant to the requirements of ASC Topic 820 “Fair Value Measurement,” the Company’s financial assets and liabilities measured at fair value on a recurring basis are classified and disclosed in one of the following three categories:

•	Level 1 - Financial instruments with unadjusted quoted prices listed on active market exchanges.

•
Level 2 - Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over the counter traded financial instruments. The prices for the financial instruments are determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

•
Level 3 - Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

The fair value of the Company's contingent consideration, as described in Note 1, was initially measured based on the consideration expected to be transferred (probability-weighted), discounted back to present value, and it was considered a Level 3 instrument. The discount rate used was determined at the time of measurement in accordance with accepted valuation methods. The Company measured the liability on a recurring basis using Level 3 inputs including probabilities of payment and projected payment dates. As of September 30, 2019, this contingency had expired, therefore its fair value was recorded at $0.

The following is a rollforward of the fair value of Level 3 items:

(in thousands)
Balance December 31, 2018	$126
Change in fair value	(126)
Balance as of September 30, 2019	$-

The fair value of the market-based warrants described in Note 4 was calculated using a Monte Carlo valuation model and was classified as Level 3 in the fair value hierarchy.  These warrants are classified as permanent equity and as a result, were measured at the grant date and are not required to be remeasured to fair value at each reporting period end.

All cash equivalents are considered Level 1 measurements for all periods presented. The Company does not have any financial instruments classified as Level 2 or any other classified as Level 3 and there were no movements between these categories during the periods ended September 30, 2019 and December 31, 2018. The Company believes that the carrying amounts of all remaining financial instruments approximate their fair value due to their relatively short maturities.

Note 8 - Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, warrants, and contingent consideration.

Pursuant to the requirements of ASC Topic 820 “Fair Value Measurement,” the Company’s financial assets and liabilities measured at fair value on a recurring basis are classified and disclosed in one of the following three categories:

•	Level 1 - Financial instruments with unadjusted quoted prices listed on active market exchanges.

•
Level 2 - Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over the counter traded financial instruments. The prices for the financial instruments are determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

•
Level 3 - Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

The fair value of the Company’s common stock warrant liability related to the investor warrants was calculated using a Monte Carlo valuation model and was classified as Level 3 in the fair value hierarchy. The fair value of the Company’s common stock warrant liability related to the placement agent warrants is calculated using a Black Scholes option pricing model and was classified as Level 3 in the fair value hierarchy.

The following is a rollforward of the fair value of Level 3 warrants:

(in thousands)
Balance December 31, 2016	$1,843
Change in fair value	(1,475)
Exercise of warrants	(368)
Balance as of December 31, 2017	$-

A significant change in the inputs used for the Monte Carlo and Black Scholes option pricing models such as the expected volatility, bond yield of equivalent securities, or probability of future equity financings, in isolation, would result in significantly higher or lower fair value measurements. In combination, changes in these inputs could result in a significantly higher or lower fair value measurement if the input changes were to be aligned or could result in a minimally higher or lower fair value measurement if the input changes were of a compensating nature.

The fair value of the Company's contingent consideration, was initially measured based on the consideration expected to be transferred (probability-weighted), discounted back to present value, and it is considered a Level 3 instrument. The discount rate used was determined at the time of measurement in accordance with accepted valuation methods. The Company measures the liability on a recurring basis using Level 3 inputs including probabilities of payment and projected payment dates. Changes to any of the inputs may result in significantly higher or lower fair value measurements. There were no changes in the fair value of the contingent consideration subsequent to the initial measurement.

All cash equivalents are considered Level 1 measurements for all periods presented. The Company does not have any financial instruments classified as Level 2 or any other classified as Level 3 and there were no movements between these categories during the periods ended December 31, 2018 and 2017. The Company believes that the carrying amounts of all remaining financial instruments approximate their fair value due to their relatively short maturities.